Authorised and issued share capital - Range of Exercise Prices of Options (Detail)	Dec. 31, 2017 GBP (£) Months	Dec. 31, 2017 USD ($) Months
Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average contractual life | Months	99	99
American depository receipts [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average contractual life | Months	96	96
Bottom of range [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | £	£ 4.819
Bottom of range [member] | American depository receipts [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $		$ 44.560
Top of range [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | £	17.055
Top of range [member] | American depository receipts [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $		115.940
Weighted average [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | £	£ 14.169
Weighted average [member] | American depository receipts [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $		$ 98.860